Warrants reserve	9 Months Ended
May 31, 2022
Warrants reserve

15.	Warrants reserve

Warrant issuances:

Activity during the nine month period ended May 31, 2022:

During the nine month period ended May 31, 2022, the Company issued 17,948,718 five-year warrants with an exercise price of $0.44 pursuant to the registered direct offering described in Note 13.

The 17,948,718 five-year warrants were ascribed a fair value of $2.67 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 1.65%; volatility 52% and an expected life of 60 months. The warrants were recognized under warrant liability on the condensed interim consolidated statement of financial position (Note 12).

The 628,205 five-year warrants issued to the placement agent were ascribed a fair value of $0.09 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 1.65%; volatility 52% and an expected life of 60 months. The warrants were recognized under warrant reserve on the statement of financial position.

Activity during the year ended August 31, 2021:

During the year ended August 31, 2021, the Company issued 2,777,268 three-year warrants with an exercise price of $1.50 as well as 16,461,539 five-year warrants with an exercise price of $0.80 pursuant to the equity financings described above.

The 2,777,268 three-year warrants were ascribed a fair value of $0.4 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.18%; volatility 69% and an expected life of 36 months. The warrants were recognized under reserve for warrants on the statement of financial position.

The 16,461,539 five-year warrants were ascribed a fair value of $7.8 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.46%; volatility 62% and an expected life of 60 months. The warrants were recognized under warrant liability on the consolidated statement of financial position (Note 12).

The 1,152,307 five-year warrants issued to the brokers were ascribed a fair value of $0.5 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.46%; volatility 62% and an expected life of 60 months. The warrants were recognized under warrant reserve on the condensed interim consolidated statement of financial position.

Warrants outstanding:

The continuity of outstanding warrants for the nine months ended May 31, 2022 and year ended August 31, 2021 is as follows:

	Number of warrants	Weighted average exercise price per share
Balance – August 31, 2020	3,289,938	1.19
Warrants issued	20,391,114	0.89
Balance – August 31, 2021	23,681,052	0.94
Warrants issued	18,576,923	0.44
Warrants expired	(287,901)	0.93
Balance – May 31, 2022	41,970,074	0.72

At May 31, 2022, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Convertible debenture warrants – July 27, 2020	3,002,037	$1.2125	July 27, 2023
Private placement financing warrants – December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants – February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants – February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance, May 31, 2022	41,970,074	-	-

The outstanding warrants have a weighted average exercise price of $0.72 and weighted average remaining contractual life of 3.8 years.